Investments in associates and joint ventures (Details 3)	12 Months Ended
Jun. 30, 2021 USD ($) shares
Condor [Member]
Statement [Line Items]
Place of business / Country of incorporation	EE.UU.
Main activity	Hotel
Common share 1 vote | shares	2,245,100
Share capital (nominal value)	$ 232
Loss for year	(178)
Shareholders equity	$ 54
Quality [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Real estate
Common share 1 vote | shares	225,146,012
Share capital (nominal value)	$ 450
Loss for year	(518)
Shareholders equity	$ 5,760
La Rural S. A. [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Organization of events
Common share 1 vote | shares	714,498
Share capital (nominal value)	$ 1
Loss for year	(64)
Shareholders equity	$ 378
New Lipstick [Member]
Statement [Line Items]
Place of business / Country of incorporation	U.S.
Main activity	Real estate
Common share 1 vote | shares	0
Share capital (nominal value)	$ 0
Loss for year	(10)
Shareholders equity	$ (41)
BHSA [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Financial
Common share 1 vote | shares	448,689,072
Share capital (nominal value)	$ 1,500
Loss for year	(2,528)
Shareholders equity	$ 17,276
TGLT [Member]
Statement [Line Items]
Place of business / Country of incorporation	Argentina
Main activity	Real estate
Common share 1 vote | shares	257,320,997
Share capital (nominal value)	$ 925
Loss for year	(4,625)
Shareholders equity	$ 4,311